                          ADVANTUS VENTURE FUND, INC.
                      SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                JANUARY 31, 1997
                                  (UNAUDITED)

                          ADVANTUS VENTURE FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 1997
                                  (UNAUDITED)


                                    ASSETS

Investments in securities, at value - see accompanying
  schedule for detailed listing (identified cost: $25,396,227) .  $  25,816,214
Cash in bank on demand deposit . . . . . . . . . . . . . . . . .         75,051
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .         15,828
Organizational costs . . . . . . . . . . . . . . . . . . . . . .         84,474
                                                                  -------------
    Total assets . . . . . . . . . . . . . . . . . . . . . . . .     25,991,567
                                                                  -------------

                                  LIABILITIES

Payable for investment securities purchased. . . . . . . . . . .        307,741
Payable to Adviser . . . . . . . . . . . . . . . . . . . . . . .        110,474
                                                                  -------------
    Total liabilities. . . . . . . . . . . . . . . . . . . . . .        418,215
                                                                  -------------
Net assets applicable to outstanding capital stock . . . . . . .  $  25,573,352
                                                                  -------------
                                                                  -------------


REPRESENTED BY:

  Capital stock - authorized 10 billion shares
   (Class A--2 billion shares, Class B--2 billion shares,
    Class C--2 billion shares and 4 billion shares unallocated)
    of $.01 par value (note 1) . . . . . . . . . . . . . . . . .  $      25,152
  Additional paid-in capital . . . . . . . . . . . . . . . . . .     25,126,748
  Accumulated net realized losses from investments . . . . . . .        (22,009)
  Undistributed net investment income. . . . . . . . . . . . . .         23,474
  Unrealized appreciation of investments . . . . . . . . . . . .        419,987
                                                                  -------------
    Total - representing net assets applicable to
      outstanding capital stock. . . . . . . . . . . . . . . . .  $  25,573,352
                                                                  -------------
                                                                  -------------
Net assets applicable to outstanding Class A Shares. . . . . . .  $  25,470,366
                                                                  -------------
                                                                  -------------
Net assets applicable to outstanding Class B Shares  . . . . . .  $      51,493
                                                                  -------------
                                                                  -------------
Net assets applicable to outstanding Class C Shares  . . . . . .  $      51,493
                                                                  -------------
                                                                  -------------
Shares outstanding and net asset value per share:
  Class A - Shares outstanding 2,505,063 . . . . . . . . . . . .  $       10.17
                                                                  -------------
                                                                  -------------
  Class B - Shares outstanding 5,063 . . . . . . . . . . . . . .  $       10.17
                                                                  -------------
                                                                  -------------
  Class C - Shares outstanding 5,063 . . . . . . . . . . . . . .  $       10.17
                                                                  -------------
                                                                  -------------


                See accompanying notes to financial statements.

                        ADVANTUS VENTURE FUND, INC.
                         STATEMENT OF OPERATIONS
             PERIOD FROM SEPTEMBER 4, 1996 TO JANUARY 31, 1997
                               (UNAUDITED)

Investment income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  30,472
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .         20,902
                                                                      ---------
    Total investment income. . . . . . . . . . . . . . . . . . .         51,374
                                                                      ---------
Expenses:
  Investment advisory fee. . . . . . . . . . . . . . . . . . . .         16,640
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . .            500
  Administrative service fee.. . . . . . . . . . . . . . . . . .         18,000
  Directors' fees. . . . . . . . . . . . . . . . . . . . . . . .             96
  Insurance  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,652
  Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            145
                                                                      ---------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . .         38,033

  Less fees and expenses waived or absorbed by Adviser:
    Other fund expenses. . . . . . . . . . . . . . . . . . . . .        (12,033)
                                                                      ---------
    Total net expenses . . . . . . . . . . . . . . . . . . . . .         26,000
                                                                      ---------
    Investment income - net. . . . . . . . . . . . . . . . . . .         25,374
                                                                      ---------

Realized and unrealized gains (losses) on investments:
  Net realized losses on investments (note 3). . . . . . . . . .        (22,009)
  Net change in unrealized appreciation or depreciation
    on investments . . . . . . . . . . . . . . . . . . . . . . .        419,987
                                                                      ---------
    Net gains on investments . . . . . . . . . . . . . . . . . .        397,978
                                                                      ---------

Net increase in net assets resulting from operations . . . . . .      $ 423,352
                                                                      ---------
                                                                      ---------


                See accompanying notes to financial statements.

                          ADVANTUS VENTURE FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
               PERIOD FROM SEPTEMBER 4, 1996 TO JANUARY 31, 1997
                                  (UNAUDITED)

Operations:
  Investment income - net. . . . . . . . . . . . . . . . . . .    $    25,374
  Net realized losses on investments . . . . . . . . . . . . .        (22,009)
  Net change in unrealized appreciation or depreciation
   of investments  . . . . . . . . . . . . . . . . . . . . . .        419,987
                                                                  -----------
    Increase in net assets resulting from operations . . . . .        423,352
                                                                  -----------

Distributions to shareholders from net investment income:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . .           (634)
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . .           (633)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . .           (633)
                                                                  -----------

    Total distributions. . . . . . . . . . . . . . . . . . . .         (1,900)
                                                                  -----------

Capital share transactions (notes 4 and 5):
  Proceeds from sales:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . .     25,050,000
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . .         50,000
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . .         50,000

  Shares issued as a result of reinvested dividends:
    Class A. . . . . . . . . . . . . . . . . . . . . . . . . .            634
    Class B. . . . . . . . . . . . . . . . . . . . . . . . . .            633
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . .            633
                                                                  -----------

    Increase (decrease) in net assets from capital
      share transactions . . . . . . . . . . . . . . . . . . .     25,151,900
                                                                  -----------

    Total increase in net assets . . . . . . . . . . . . . . .     25,573,352

Net assets at beginning of period. . . . . . . . . . . . . . .             --
                                                                  -----------

Net assets at end of period. . . . . . . . . . . . . . . . . .    $25,573,352
                                                                  -----------
                                                                  -----------

              See accompanying notes to financial statements.

                        ADVANTUS VENTURE FUND, INC.
                       NOTES TO FINANCIAL STATEMENTS
                             JANUARY 31, 1997
                               (UNAUDITED)

(1)  ORGANIZATION

     Advantus Venture Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

     The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

     On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company (MIMLIC Management) which is a wholly owned subsidiary of the Minnesota Mutual Life Insurance Company (Minnesota Mutual). Operations of the Fund did not formally commence until January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933. Prior to commencement of operations, Minnesota Mutual purchased 2,500,000 Class A shares for $25 million.



(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                           ADVANTUS VENTURE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

INVESTMENTS IN SECURITIES

     Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities are valued at market.

     Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

FEDERAL TAXES

     The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.


(3)  INVESTMENT SECURITY TRANSACTIONS

     For the period from September 4, 1996 to January 31, 1997, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $23,171,712 and $818,585, respectively.

                           ADVANTUS VENTURE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

(4)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital manages the Fund's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries. In addition, as part of the advisory fee, Advantus Capital pays the expenses of the Fund's transfer, dividend disbursing and redemption agent (Minnesota Mutual). The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .80 percent.

     The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to MIMLIC Sales Corporation (MIMLIC Sales), the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Management, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Distribution fees will begin on January 31, 1997, the commencement of operations of the Fund.

     The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

     The Fund pays an administrative services fee to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee is $3,600 per month.

     Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended January 31, 1997, Advantus Capital voluntarily agreed to absorb $12,033 in expenses which were otherwise payable by the Fund.

     As of January 31, 1997, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                          NUMBER OF SHARES  PERCENTAGE OWNED
                                          ----------------  ----------------
               Class A . . . . . . . . .     2,505,063          100.0%
               Class B . . . . . . . . .         5,063          100.0%
               Class C . . . . . . . . .         5,063          100.0%

     During the period ended January 31, 1997, legal fees, which are included in organizational costs, were paid to a law firm of which the Fund's secretary is a partner in the amount of 23,961.

                           ADVANTUS VENTURE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

(5)  ORGANIZATIONAL COSTS

     The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.


(6)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares for the period from September 4, 1996 to January 31, 1997 were as follows:


                                               Class A     Class B      Class C
                                              ---------    -------      -------
Sold . . . . . . . . . . . . . . . . . . . .  2,505,000     5,000        5,000
Issued for reinvested distributions. . . . .         63        63           63
Redeemed . . . . . . . . . . . . . . . . . .         --        --           --
                                              ---------     -----        -----
                                              2,505,063     5,063        5,063
                                              ---------     -----        -----
                                              ---------     -----        -----

(7)  FINANCIAL HIGHLIGHTS

     The inception of the Fund was July 3, 1996. Operations did not commence until January 31, 1997 when the shares of the Fund became effectively registered under the Securities Act of 1933. Accordingly, financial highlights are not presented for the period from July 3, 1996 to January 31, 1997.

                           ADVANTUS VENTURE FUND, INC.
                           INVESTMENTS IN SECURITIES
                               JANUARY 31, 1997
                                  (UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                    MARKET
               SHARES                                                VALUE
          -----------------                                      -----------
COMMON STOCKS (89.0%)
  CAPITAL GOODS (7.9%)
    Machinery (4.8%)
      21,800  Shaw Group, Incorporated (b) . . . . . . . . .     $  430,550
      31,800  United Dominion Industries . . . . . . . . . .        802,950
                                                                 ----------
                                                                  1,233,500
                                                                 ----------
    Electronics (3.1%)
      26,000  Triumph Group, Incorporated (b). . . . . . . .        776,750
                                                                 ----------

  CONSUMER GOODS AND SERVICES (29.7%)
    Food (11.7%)
      27,000  Dominick's Supermarkets, Incorporated (b). . .        540,000
      24,200  Earthgrains Company. . . . . . . . . . . . . .      1,128,325
      66,800  Hudson Foods, Incorporated . . . . . . . . . .      1,336,000
                                                                 ----------
                                                                  3,004,325
                                                                 ----------
    Retail (12.9%)
      38,600  Brown Group, Inc . . . . . . . . . . . . . . .        636,900
      92,800  Michael's Stores, Incorporated (b) . . . . . .      1,218,000
      49,100  Pier 1 Imports, Incorporated . . . . . . . . .        908,350
      57,500  Value City Department Stores, Incorporated (b)        531,875
                                                                 ----------
                                                                  3,295,125
                                                                 ----------
    Consumer Cyclicals (5.1%)
      35,300  American Pad and Paper Company (b) . . . . . .        842,787
      28,900  Quest Diagnostics, Incorporated (b). . . . . .        455,175
                                                                 ----------
                                                                  1,297,962
                                                                 ----------

  CREDIT SENSITIVE (25.3%)
    Finance (16.1%)
      18,600  Allied Group, Incorporated . . . . . . . . . .        590,550
      18,651  Amerus Life Holdings, Inc (b). . . . . . . . .        368,357
      18,300  Commercial Federal Corporation . . . . . . . .        597,038
      34,000  Peoples Heritage Financial Group . . . . . . .        986,000
      18,200  RLI Corporation. . . . . . . . . . . . . . . .        637,000
      66,800  Sovereign Bancorp, Incorporated. . . . . . . .        935,200
                                                                 ----------
                                                                  4,114,145
                                                                 ----------

    Real Estate (9.2%)
      9,900   Apartment Investment and Management Company. .        266,063
      7,100   Felcor Suite Hotels, Incorporated. . . . . . .        252,050


            See accompanying notes to investments in securities

                         ADVANTUS VENTURE FUND, INC.
                    INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
               SHARES                                              VALUE (a)
          -----------------                                     ------------
    Real Estate - continued
      18,348  Kilroy Realty Corporation (b). . . . . . . . .    $   470,167
      22,900  Prentiss Properties Trust. . . . . . . . . . .        615,437
      24,000  Summit Properties, Incorporated. . . . . . . .        489,000
      19,700  Sunstone Hotel Investors, Inc. . . . . . . . .        263,488
                                                                -----------
                                                                  2,356,205
                                                                -----------
  INTERMEDIATE GOODS AND SERVICES (15.0%)
    Energy (4.7%)
      35,900  Valero Energy Corporation. . . . . . . . . . .      1,211,625
                                                                -----------

    Materials (7.3%)
      35,000  Century Aluminum Company . . . . . . . . . . .        656,250
      30,300  Fort Howard Corporation (b). . . . . . . . . .        962,025
      10,800  Gibraltar Steel Corporation (b). . . . . . . .        254,475
                                                                -----------
                                                                  1,872,750
                                                                -----------
    Transportation (3.0%)
      23,600  Teekay Shipping Corporation (c). . . . . . . .        752,250
                                                                -----------

  TECHNOLOGY (11.1%)
      36,900  Control Data Systems (b) . . . . . . . . . . .        627,300
      17,500  Dupont Photomasks, Incorporated (b). . . . . .        953,750
      58,400  Rohr, Incorporated (b) . . . . . . . . . . . .      1,255,600
                                                                -----------
                                                                  2,836,650
                                                                -----------
              Total common stocks (cost:  $22,331,118) . . .     22,751,287
                                                                -----------


               PRINCIPAL
         ----------------------
SHORT-TERM SECURITIES (12.0%)
   $3,085,000 U.S. Treasury Bills . . 4.96% - 4.95%  03/20/97     3,064,927
                                                                -----------
              Total short-term securities
                 (cost: $3,065,109)  . . . . . . . . . . . .      3,064,927
                                                                -----------
              Total investments in securities
                 (cost: $25,396,227) (d) . . . . . . . . . .    $25,816,214
                                                                -----------
                                                                -----------

Notes to Investments in Securities
----------------------------------
(a) Securites are valued by procedures described in note 2 to the financial statements.
(b)  Presently non-income producing.
(c) The Fund held 2.9% of net assets in foreign securities as of January 31, 1997.
(d) At January 31, 1997 the cost of securities for federal income tax purposes was $25,423,709. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

               Gross unrealized appreciation . . . .      $1,274,568
               Gross unrealized depreciation . . . .        (882,063)
                                                          ----------
               Net unrealized appreciation   . . . .      $  392,505
                                                          ----------
                                                          ----------